FINANCIAL INSTRUMENTS - Narrative (Details) ₨ in Millions				12 Months Ended
	Nov. 16, 2018 USD ($)	May 11, 2018 USD ($)	Jun. 23, 2017 USD ($)	Dec. 31, 2018 USD ($) customer	Dec. 31, 2017 USD ($) customer	Dec. 31, 2016 USD ($)	Oct. 15, 2018 USD ($)	Aug. 20, 2018 USD ($)	Aug. 10, 2018 USD ($)	Dec. 31, 2017 INR (₨) customer
Disclosure of detailed information about financial instruments [line items]
Borrowings				$ 499,985,000	$ 279,463,000
Acquisition of non-controlling interest in Powerband through settlement of call option				9,869,000	0	$ 0
Derecognition of call option redemption liability				1,434,000
Gain on foreign exchange				1,945,000	(2,663,000)	$ (518,000)
Non-derivative financial liabilities, undiscounted cash flows				840,116,000	408,333,000
Non-current derivative financial liabilities				10,499,000	0
Cash				18,651,000	9,093,000
Loan availability				375,100,000
Loan availability, committed funding				368,500,000
Loan availability, uncommitted funding				6,600,000
Total cash and loan availability				393,900,000	186,600,000
Senior Unsecured Notes
Disclosure of detailed information about financial instruments [line items]
Borrowings				245,252,000	0
Fair value of debt				248,700,000
Debt issued							$ 250,000,000
Revolving Credit Facility
Disclosure of detailed information about financial instruments [line items]
Borrowings				$ 0	$ 9,563,000
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, exchange risk, reasonably possible change in rate, percent				1.00%	1.00%
Reasonably possible change in risk variable, impact on finance costs				$ 1,200,000	$ 500,000
Credit risk | Interest rate swap agreements
Disclosure of detailed information about financial instruments [line items]
Hedge ratio				1
Price risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, reasonably possible increase in rate, percentage				10.00%	10.00%
Sensitivity analysis, price risk, reasonably possible change in rate, increase in cost of sales				$ 53,600,000	$ 45,200,000
Sensitivity analysis, reasonably possible decrease in rate, percentage				10.00%	10.00%
Sensitivity analysis, price risk, reasonably possible change in rate, decrease in cost of sales				$ 53,600,000	$ 45,200,000
Bottom of range | Exchange risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, exchange risk, reasonably possible change in rate, percent				10.00%	10.00%
Top of range | Exchange risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, exchange risk, reasonably possible change in rate, percent				10.00%	10.00%
Call option redemption liability
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows					$ 12,725,000
Non-controlling interest put options
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows				$ 10,499,000
Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities				631,570,000	369,353,000
Financial liabilities at amortised cost, category | Call option redemption liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities					12,725,000
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities				10,499,000
Financial liabilities at fair value through profit or loss, category [member] | Non-controlling interest put options
Disclosure of detailed information about financial instruments [line items]
Financial liabilities				10,499,000
Powerband
Disclosure of detailed information about financial instruments [line items]
Liabilities related to non-controlling interest put options					0
Powerband | Revolving Credit Facility
Disclosure of detailed information about financial instruments [line items]
Borrowings					$ 9,600,000					₨ 610.6
Airtrax Acquisition | Financial liabilities at amortised cost, category | Non-controlling interest put options
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		$ 10,900,000		$ 10,500,000
Trade receivables | Credit risk
Disclosure of detailed information about financial instruments [line items]
Concentration of risk, number of customers | customer				1	3					3
Concentration of risk, percentage				5.00%	5.00%					5.00%
Cash flow hedges | Interest rate risk | Interest rate swap agreements
Disclosure of detailed information about financial instruments [line items]
Derivatives settled								$ 60,000,000
Interest rate of derivative settled								1.197%
Hedges of net investment | Senior Unsecured Notes
Disclosure of detailed information about financial instruments [line items]
Borrowings				$ 245,252,000
Non-controlling interest | Airtrax Acquisition
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) to equity as result of share-purchase activity of non-controlling interest				$ (400,000)
Capstone
Disclosure of detailed information about financial instruments [line items]
Cash			$ 5,066,000
Capstone | Airtrax Acquisition
Disclosure of detailed information about financial instruments [line items]
Cash									$ 1,000,000
Capstone | Non-controlling interest put options | Non-controlling interest put options
Disclosure of detailed information about financial instruments [line items]
Discount rate applied to cash flow projections				14.60%
Capstone | Non-controlling interest put options | Non-controlling interest put options | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Non-controlling interest put options, undiscounted cash flows				$ 1,000,000
Capstone | Non-controlling interest put options | Non-controlling interest put options | Top of range
Disclosure of detailed information about financial instruments [line items]
Non-controlling interest put options, undiscounted cash flows				2,000,000
Capstone | Non-controlling interest
Disclosure of detailed information about financial instruments [line items]
Proportion of voting rights held by non-controlling interests			45.00%
Capstone | Non-controlling interest | Airtrax Acquisition
Disclosure of detailed information about financial instruments [line items]
Lock-in period		5 years
Powerband
Disclosure of detailed information about financial instruments [line items]
Proportion of voting rights held by non-controlling interests	26.00%
Acquisition of non-controlling interest in Powerband through settlement of call option	$ 9,900,000
Derecognition of call option redemption liability				1,400,000
Gain on foreign exchange				(1,400,000)
Liabilities related to non-controlling interest put options				$ 0
Powerband | Financial liabilities at amortised cost, category | Call option redemption liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities					$ 12,700,000
Powerband | Non-controlling interest put options | Non-controlling interest put options
Disclosure of detailed information about financial instruments [line items]
Valuation adjustment made to non-controlling interest put options					1,845,000
Extinguishment of non-controlling interest put options					$ 8,810,000